Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 CAD ($) shares Option $ / shares	Jun. 30, 2017 CAD ($) shares Option $ / shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) Option $ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 CAD ($) Option $ / shares shares	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares			Each warrant entitles the holder the right to purchase one of the Company's common shares.
Share purchase options outstanding	3,887,850	4,254,870		3,887,850		4,254,870	3,948,590	4,232,260	4,507,450	4,097,400
Options outstanding weighted average exercise price	$ 25.58	$ 26.89		$ 25.58		$ 26.89	$ 25.50	$ 26.71	$ 27.32	$ 27.36
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option			Ten years
Vesting period			Two years
Trailing period for expected volatility			30 months
Description of share option grants			The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Share purchase options outstanding | Option	3,887,850	4,254,870		3,887,850		4,254,870
Options outstanding weighted average exercise price	$ 25.58	$ 26.89		$ 25.58		$ 26.89
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			Five years
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU issued | shares	790	370	161,060		140,780
Weighted average fair value per RSU granted | $ / shares	$ 27.96	$ 27.60		$ 26.25		$ 27.51
Fair value of RSUs issued during the year			$ 3		$ 3
RSUs outstanding at reporting date | shares	403,951	311,411		403,951		311,411